UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2021
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Fund Performance
For the twelve-month period ended December 31, 2021, the Fund (Investor Class shares) returned -2.39%, relative to a -1.54% return for the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark index.
GWCM Commentary
Global economic activity grew well above trend in 2021 despite numerous headwinds coming from COVID-19 variants, supply chain dislocations and persistent inflation pressures. Strong consumption behavior and corporate earnings, coupled with record amounts of stimulus accounted for high levels of growth. Economic data remains healthy but weakened towards the end of the year. With high inflation evident in large swaths of the economy, central banks have been forced to respond with a more hawkish policy stance. The International Monetary Fund expects 2021 global growth to end the year around 5.9% and to be 4.9% for 2022. Uncertainty in both forecasted and real economic data remains a challenge since the onset of the pandemic in early 2020.
While economic fundamentals remain healthy, the massive support provided by monetary and fiscal policy helped drive strong annual performance in equity markets. The NASDAQ, Dow Jones, and S&P 500® ended the year close to record levels. Fixed income markets had a challenging year due to high interest rate volatility, but strong demand has kept spreads at or near record lows. Financial conditions are still very accommodative but should tighten during the year because of the Federal Reserve’s hawkish pivot and the dwindling impact of stimulus. The total return for the benchmark index ended the year down -1.54%. Within the benchmark index, investment grade corporate bonds had a total return of -1.0%. Total returns in commercial mortgage-backed securities, asset-backed securities, and mortgage-backed securities were -1.2%, -0.3% and -1.0%, respectively.
The investment objective of the Fund is to provide investment results which track the total return of the benchmark index. The benchmark index is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Fund is designed to meet the needs of investors who wish to participate in the overall performance of the U.S. investment grade sector.
The performance objective of the Fund is to track the return of the benchmark index, and this was achieved during the year. However, complete replication of the benchmark index within and across sectors is impractical because of associated transaction costs, liquidity, large inflows/outflows, and issue limitations. Sampling techniques, rather than complete security duplication of the benchmark index acts as the investment strategy for the Fund.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-1.98%	3.38%	2.79%
Investor Class	-2.39%	3.02%	2.42%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2021 (unaudited)
Rating	Percentage of Fund Investments
Aaa	70.81%
Aa1	0.15
Aa2	1.31
Aa3	0.77
A1	3.02
A2	4.05
A3	3.13
Baa1	5.28
Baa2	5.66
Baa3	2.89
Ba1	0.54
Ba2	0.04
Not Rated	1.28
Short Term Investments	1.07
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$ 998.10	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Investor Class
Actual	$1,000.00	$ 996.00	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.14% for the Institutional Class shares and 0.50% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.28%
$ 500,000	Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3 2.06%, 08/15/2028	$ 514,044
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,080,218
500,000	Exeter Automobile Receivables Trust Series 2021-4A Class B 1.05%, 05/15/2026	498,540
1,000,000	Honda Auto Receivables Owner Trust Series 2021-3 Class A3 0.41%, 11/18/2025	989,437
300,000	PFS Financing Corp(a) Series 2021-A Class A 0.71%, 04/15/2026	295,758
570,000	Santander Retail Auto Lease Trust (a) Series 2021-B Class A3 0.51%, 08/20/2024	564,457
750,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	774,482
	Volkswagen Auto Loan Enhanced Trust
	Series 2018-2 Class A4
250,000	3.33%, 02/20/2025	252,671
	Series 2020-1 Class A4
500,000	1.26%, 08/20/2026	503,219
1,000,000	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	991,072
TOTAL ASSET-BACKED SECURITIES — 0.28% (Cost $6,469,788)		$ 6,463,898
CORPORATE BONDS AND NOTES
Basic Materials — 0.60%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	661,215
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	522,233
	CF Industries Inc
175,000	5.15%, 03/15/2034	211,398
546,000	4.95%, 06/01/2043	659,100
650,000	Dow Chemical Co 4.80%, 11/30/2028	758,177
1,750,000	DuPont de Nemours Inc 4.49%, 11/15/2025	1,933,667
500,000	Eastman Chemical Co 4.65%, 10/15/2044	597,957
1,000,000	Ecolab Inc 2.70%, 12/15/2051	981,674
Principal Amount		Fair Value
Basic Materials — (continued)
$ 266,000	International Paper Co 4.35%, 08/15/2048	$ 325,815
1,000,000	Linde Inc 3.20%, 01/30/2026	1,064,344
250,000	Mosaic Co 5.45%, 11/15/2033	310,021
500,000	Newmont Corp 2.80%, 10/01/2029	514,096
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	1,136,227
1,000,000	Sherwin-Williams Co 2.20%, 03/15/2032	989,555
500,000	Southern Copper Corp 5.25%, 11/08/2042	629,375
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	1,068,465
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	332,190
1,175,000	Westlake Chemical Corp 3.13%, 08/15/2051	1,131,630
		13,827,139
Communications — 2.59%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	1,030,458
175,000	1.90%, 08/15/2040	159,355
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	2,160,042
175,000	2.10%, 05/12/2031	177,382
2,500,000	2.50%, 06/03/2050	2,380,343
175,000	3.10%, 05/12/2051	186,834
175,000	3.25%, 05/12/2061	188,378
750,000	America Movil SAB de CV 2.88%, 05/07/2030	777,944
	AT&T Inc
175,000	2.30%, 06/01/2027	178,037
2,129,000	4.30%, 02/15/2030	2,396,168
2,000,000	2.75%, 06/01/2031	2,040,507
2,338,000	2.55%, 12/01/2033	2,286,662
500,000	6.15%, 09/15/2034	651,884
175,000	4.50%, 05/15/2035	202,160
2,222,000	3.30%, 02/01/2052	2,175,979
1,034,000	3.50%, 09/15/2053	1,043,197
175,000	Bell Telephone Co 3.20%, 02/15/2052	178,484
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,945,000	4.91%, 07/23/2025	3,242,764
1,000,000	3.50%, 03/01/2042	969,888
1,500,000	5.38%, 05/01/2047	1,790,409
	Comcast Corp
1,000,000	3.70%, 04/15/2024	1,062,414
1,000,000	1.95%, 01/15/2031	979,790
2,500,000	3.40%, 07/15/2046	2,647,899
175,000	2.80%, 01/15/2051	168,595
1,586,000	2.89%, 11/01/2051(a)	1,535,226
1,388,000	2.94%, 11/01/2056(a)	1,322,116

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Communications — (continued)
$ 175,000	2.99%, 11/01/2063(a)	$ 166,080
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	930,216
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,239,568
1,000,000	E*Trade Financial Corp 3.80%, 08/24/2027	1,086,810
1,000,000	eBay Inc 2.60%, 05/10/2031	1,009,774
1,500,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,502,701
500,000	Rogers Communications Inc 4.10%, 10/01/2023	521,777
175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	217,266
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	817,659
	T-Mobile USA Inc
500,000	1.50%, 02/15/2026	493,902
1,500,000	4.38%, 04/15/2040	1,714,777
1,675,000	3.40%, 10/15/2052(a)	1,667,272
175,000	3.60%, 11/15/2060(a)	173,342
500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	593,491
1,000,000	VeriSign Inc 2.70%, 06/15/2031	1,005,000
	Verizon Communications Inc
500,000	0.84%, 03/20/2026(b) 1-day SOFR + 0.79%	506,845
1,500,000	2.63%, 08/15/2026	1,562,782
1,110,000	2.10%, 03/22/2028	1,112,114
175,000	2.55%, 03/21/2031	176,560
390,000	4.27%, 01/15/2036	457,464
1,000,000	2.85%, 09/03/2041	986,530
2,250,000	3.85%, 11/01/2042	2,513,339
175,000	4.86%, 08/21/2046	225,230
1,175,000	3.55%, 03/22/2051	1,265,314
175,000	2.99%, 10/30/2056	165,654
175,000	3.70%, 03/22/2061	189,738
1,500,000	ViacomCBS Inc 3.70%, 08/15/2024	1,588,058
1,500,000	Vodafone Group PLC 4.13%, 05/30/2025	1,620,675
	Walt Disney Co
1,000,000	2.65%, 01/13/2031	1,040,225
1,000,000	4.75%, 11/15/2046	1,310,264
		59,793,342
Consumer, Cyclical — 1.44%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	1,024,654
175,000	AutoNation Inc 2.40%, 08/01/2031	168,790
500,000	AutoZone Inc 3.63%, 04/15/2025	533,181
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 175,000	Brunswick Corp 2.40%, 08/18/2031	$ 167,798
500,000	Costco Wholesale Corp 1.75%, 04/20/2032	485,781
1,000,000	Daimler Finance North America LLC(a) 1.45%, 03/02/2026	989,998
1,500,000	Daimler Trucks Finance North America LLC(a) 2.50%, 12/14/2031	1,499,812
500,000	Dollar General Corp 3.50%, 04/03/2030	540,321
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	1,002,182
1,000,000	DR Horton Inc 1.40%, 10/15/2027	967,021
	General Motors Co
675,000	4.88%, 10/02/2023	717,047
500,000	5.15%, 04/01/2038	602,621
175,000	6.25%, 10/02/2043	239,477
1,000,000	5.20%, 04/01/2045	1,237,253
	General Motors Financial Co Inc
175,000	3.25%, 01/05/2023	178,786
1,000,000	2.75%, 06/20/2025	1,031,877
500,000	1.25%, 01/08/2026	489,219
175,000	2.70%, 08/20/2027(c)	178,004
	Home Depot Inc
175,000	3.00%, 04/01/2026	185,924
1,000,000	3.90%, 12/06/2028	1,126,066
1,000,000	1.88%, 09/15/2031(c)	983,840
1,000,000	3.30%, 04/15/2040	1,084,176
175,000	4.25%, 04/01/2046	217,795
	Kohl's Corp
175,000	3.38%, 05/01/2031(c)	178,224
175,000	5.55%, 07/17/2045	204,046
	Las Vegas Sands Corp
175,000	2.90%, 06/25/2025	174,520
500,000	3.50%, 08/18/2026	506,094
175,000	3.90%, 08/08/2029	176,220
675,000	Lear Corp(c) 5.25%, 05/15/2049	852,200
	Lowe's Cos Inc
1,000,000	3.65%, 04/05/2029	1,096,284
1,000,000	2.80%, 09/15/2041	975,683
1,000,000	Marriott International Inc 3.13%, 06/15/2026	1,038,526
	McDonald's Corp
1,000,000	3.35%, 04/01/2023	1,029,430
500,000	1.45%, 09/01/2025	504,454
175,000	3.70%, 01/30/2026	188,279
1,000,000	Nike Inc 2.85%, 03/27/2030	1,063,015
445,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	460,111
	Starbucks Corp
567,000	3.50%, 03/01/2028	613,221
2,000,000	2.25%, 03/12/2030	1,985,930
500,000	Target Corp 3.38%, 04/15/2029	547,642

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Toyota Motor Credit Corp
$ 1,500,000	1.80%, 02/13/2025	$ 1,522,447
175,000	1.90%, 04/06/2028	175,360
600,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	638,398
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,484,520
1,000,000	2.95%, 09/24/2049	1,068,200
		33,134,427
Consumer, Non-Cyclical — 4.33%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	524,967
500,000	1.40%, 06/30/2030(c)	482,439
	AbbVie Inc
1,925,000	2.60%, 11/21/2024	1,997,443
500,000	4.50%, 05/14/2035	598,111
1,000,000	4.88%, 11/14/2048	1,292,194
175,000	4.25%, 11/21/2049	210,380
500,000	Aetna Inc 3.88%, 08/15/2047	556,190
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	516,277
	Amgen Inc
175,000	1.65%, 08/15/2028	171,491
3,334,000	2.00%, 01/15/2032	3,228,356
500,000	3.15%, 02/21/2040	512,757
6,729,000	2.80%, 08/15/2041	6,474,020
175,000	4.66%, 06/15/2051	223,868
675,000	3.00%, 01/15/2052	654,949
1,892,000	2.77%, 09/01/2053	1,767,718
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	1,073,654
1,000,000	4.70%, 02/01/2036	1,206,810
675,000	4.90%, 02/01/2046	853,156
	Anheuser-Busch InBev Worldwide Inc
1,000,000	3.75%, 07/15/2042	1,090,008
2,586,000	5.55%, 01/23/2049	3,577,622
175,000	4.50%, 06/01/2050	215,743
	Anthem Inc
500,000	3.35%, 12/01/2024	528,187
1,000,000	2.25%, 05/15/2030	996,430
1,000,000	AstraZeneca PLC 1.38%, 08/06/2030	944,061
1,000,000	Baxter International Inc(a)(c) 2.54%, 02/01/2032	1,010,218
	Becton Dickinson and Co
500,000	3.70%, 06/06/2027	544,886
500,000	4.67%, 06/06/2047	630,416
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,629,182
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	1,019,410
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027(c)	977,415
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	1.45%, 11/13/2030	$ 476,330
1,000,000	4.13%, 06/15/2039	1,182,853
500,000	4.35%, 11/15/2047	615,875
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	507,442
500,000	Campbell Soup Co(c) 2.38%, 04/24/2030	496,380
	Cigna Corp
1,750,000	4.80%, 08/15/2038	2,152,501
175,000	4.90%, 12/15/2048	226,122
	Coca-Cola Co
1,000,000	2.00%, 03/05/2031(c)	996,656
1,000,000	2.60%, 06/01/2050	976,387
750,000	Conagra Brands Inc 4.60%, 11/01/2025	824,606
500,000	Constellation Brands Inc 5.25%, 11/15/2048	655,299
	CVS Health Corp
500,000	2.63%, 08/15/2024	517,705
750,000	1.30%, 08/21/2027	727,066
175,000	2.13%, 09/15/2031	171,372
833,000	4.78%, 03/25/2038	1,013,968
2,000,000	2.70%, 08/21/2040	1,926,323
430,000	5.05%, 03/25/2048	562,198
1,613,262	CVS Pass Through Trust 6.04%, 12/10/2028	1,839,001
1,000,000	Danaher Corp 2.80%, 12/10/2051	986,105
1,000,000	Eli Lilly & Co(c) 2.25%, 05/15/2050	914,619
175,000	Equifax Inc 2.35%, 09/15/2031	172,628
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	1,019,905
1,000,000	General Mills Inc 4.20%, 04/17/2028	1,116,721
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027(c)	966,532
1,175,000	2.60%, 10/01/2040	1,131,950
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	523,077
500,000	Global Payments Inc 4.15%, 08/15/2049	570,334
	HCA Inc
2,000,000	4.13%, 06/15/2029	2,200,753
1,000,000	2.38%, 07/15/2031	984,456
175,000	3.50%, 07/15/2051	178,408
1,000,000	Health Care Service Corp A Mutual Legal Reserve Co(a) 3.20%, 06/01/2050	1,017,450
1,000,000	Hershey Co 1.70%, 06/01/2030	978,473
500,000	Humana Inc 3.95%, 03/15/2027	546,455
1,000,000	J M Smucker Co(c) 2.13%, 03/15/2032	967,132
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,126,194

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	$ 1,705,907
1,000,000	Kroger Co 2.20%, 05/01/2030	996,047
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	1,080,083
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	1,082,500
357,000	McCormick & Co Inc 3.25%, 11/15/2025	376,660
	Medtronic Inc
50,000	3.50%, 03/15/2025	53,234
72,000	4.63%, 03/15/2045	94,294
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	1,087,875
500,000	1.45%, 06/24/2030	478,711
1,000,000	2.15%, 12/10/2031	1,002,789
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	554,227
500,000	Mondelez International Inc 2.75%, 04/13/2030	515,251
500,000	Moody's Corp 3.25%, 01/15/2028	536,013
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,014,799
500,000	PayPal Holdings Inc 2.85%, 10/01/2029	526,216
	PepsiCo Inc
500,000	2.25%, 03/19/2025	516,650
1,000,000	3.45%, 10/06/2046	1,126,472
1,000,000	PerkinElmer Inc 2.25%, 09/15/2031	972,353
	Pfizer Inc
175,000	1.75%, 08/18/2031	170,883
500,000	4.00%, 12/15/2036	594,399
1,000,000	2.55%, 05/28/2040	997,690
	Procter & Gamble Co
175,000	2.45%, 11/03/2026	183,242
1,000,000	1.20%, 10/29/2030	945,736
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	945,652
175,000	Royalty Pharma PLC 2.15%, 09/02/2031	165,315
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,063,379
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	979,252
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	173,857
1,175,000	2.00%, 10/15/2031	1,157,704
2,909,000	2.80%, 10/15/2041	2,942,755
	Unilever Capital Corp
1,000,000	3.50%, 03/22/2028	1,092,003
185,000	1.75%, 08/12/2031	179,624
175,000	2.63%, 08/12/2051	173,021
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,084,264
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	3.50%, 08/15/2039	$ 554,396
2,000,000	2.90%, 05/15/2050	2,037,292
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	539,094
	Viatris Inc
175,000	2.70%, 06/22/2030	175,621
1,000,000	3.85%, 06/22/2040	1,059,077
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	1,145,644
1,000,000	Zoetis Inc 2.00%, 05/15/2030	985,755
		99,843,370
Energy — 2.00%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
500,000	3.34%, 12/15/2027	532,939
967,000	4.08%, 12/15/2047	1,098,887
	BP Capital Markets America Inc
175,000	3.63%, 04/06/2030	193,083
1,000,000	2.77%, 11/10/2050	941,996
1,000,000	3.00%, 03/17/2052	978,566
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,054,449
1,000,000	Cenovus Energy Inc 4.00%, 04/15/2024	1,046,176
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	564,159
175,000	2.74%, 12/31/2039(a)	170,729
2,000,000	Chevron USA Inc 3.85%, 01/15/2028	2,214,275
	ConocoPhillips Co
175,000	6.95%, 04/15/2029	230,234
438,000	5.90%, 10/15/2032	572,082
	Coterra Energy Inc(a)
1,000,000	3.90%, 05/15/2027	1,074,624
50,000	4.38%, 03/15/2029	55,869
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	1,060,407
1,175,000	Enbridge Inc 2.50%, 08/01/2033	1,153,192
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	1,033,034
1,000,000	4.20%, 04/15/2027	1,085,064
1,000,000	5.15%, 03/15/2045	1,130,073
	Enterprise Products Operating LLC
1,000,000	2.80%, 01/31/2030(c)	1,042,643
664,000	4.85%, 08/15/2042	792,925
175,000	4.20%, 01/31/2050	196,174
200,000	EOG Resources Inc 2.63%, 03/15/2023	203,395
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	525,459
175,000	2.61%, 10/15/2030	181,371
175,000	3.00%, 08/16/2039	177,062

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Energy — (continued)
$ 3,421,000	3.45%, 04/15/2051	$ 3,705,860
500,000	Halliburton Co 5.00%, 11/15/2045	597,361
	Kinder Morgan Energy Partners LP
1,000,000	3.45%, 02/15/2023	1,021,178
175,000	6.95%, 01/15/2038	242,129
500,000	4.70%, 11/01/2042	563,977
	Kinder Morgan Inc
1,000,000	1.75%, 11/15/2026	996,087
500,000	2.00%, 02/15/2031(c)	475,800
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	598,250
	Marathon Petroleum Corp
175,000	4.70%, 05/01/2025	190,911
500,000	4.75%, 09/15/2044	588,405
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,107,609
500,000	4.50%, 04/15/2038	559,926
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	589,476
175,000	NOV Inc 3.60%, 12/01/2029	180,762
175,000	ONEOK Partners LP 6.20%, 09/15/2043	225,879
	Phillips 66
175,000	2.15%, 12/15/2030	168,415
500,000	4.65%, 11/15/2034	585,845
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	1,045,278
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,095,371
	Shell International Finance BV
175,000	2.38%, 11/07/2029	178,741
1,000,000	2.75%, 04/06/2030	1,044,504
500,000	4.13%, 05/11/2035	583,480
175,000	6.38%, 12/15/2038	254,836
500,000	3.63%, 08/21/2042	549,142
140,000	4.38%, 05/11/2045	170,094
175,000	4.00%, 05/10/2046	203,503
175,000	3.25%, 04/06/2050	186,188
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,060,172
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	697,019
175,000	3.75%, 03/04/2051	187,823
1,000,000	TotalEnergies Capital International SA 2.83%, 01/10/2030	1,047,066
	TransCanada PipeLines Ltd
750,000	3.75%, 10/16/2023	780,530
1,000,000	1.00%, 10/12/2024	991,182
175,000	4.88%, 05/15/2048	222,388
500,000	Valero Energy Corp 7.50%, 04/15/2032	689,737
Principal Amount		Fair Value
Energy — (continued)
	Williams Cos Inc
$ 1,000,000	3.75%, 06/15/2027	$ 1,079,578
175,000	2.60%, 03/15/2031	173,812
1,667,000	5.10%, 09/15/2045	2,048,692
		45,995,873
Financial — 8.28%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	3.88%, 01/23/2028	1,060,349
1,000,000	3.00%, 10/29/2028	1,014,136
500,000	3.85%, 10/29/2041	520,819
3,028,000	Air Lease Corp 1.88%, 08/15/2026	2,977,878
239,129	ALEX Alpha LLC 1.62%, 08/15/2024	241,178
500,000	Alexandria Real Estate Equities Inc REIT 1.88%, 02/01/2033	469,825
1,000,000	Ally Financial Inc 2.20%, 11/02/2028	993,326
	American Express Co
1,000,000	1.65%, 11/04/2026(c)	1,002,809
500,000	8.15%, 03/19/2038	795,637
1,175,000	American International Group Inc 3.40%, 06/30/2030	1,270,602
	American Tower Corp REIT
1,500,000	3.80%, 08/15/2029	1,631,860
1,000,000	2.30%, 09/15/2031	971,226
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	170,128
675,000	2.90%, 08/23/2051	649,749
2,279,000	Ares Capital Corp 2.88%, 06/15/2028	2,268,887
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	981,486
1,000,000	2.95%, 11/12/2026	1,045,357
825,000	2.45%, 08/20/2027	840,766
476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	502,328
	Banco Santander SA
1,000,000	3.85%, 04/12/2023	1,034,343
175,000	2.96%, 03/25/2031	178,551
	Bank of America Corp
1,098,000	3.00%, 12/20/2023	1,120,695
175,000	3.55%, 03/05/2024	180,201
1,000,000	3.46%, 03/15/2025	1,045,811
1,000,000	3.95%, 04/21/2025	1,068,901
1,000,000	1.53%, 12/06/2025	1,001,630
175,000	1.73%, 07/22/2027	173,726
2,000,000	2.50%, 02/13/2031	2,005,097
175,000	2.30%, 07/21/2032	172,061
1,000,000	2.57%, 10/20/2032	1,004,804
1,000,000	2.48%, 09/21/2036	968,670

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	6.11%, 01/29/2037	$ 672,587
1,000,000	4.08%, 04/23/2040	1,148,840
2,000,000	2.68%, 06/19/2041	1,925,137
1,000,000	5.88%, 02/07/2042	1,419,907
175,000	2.97%, 07/21/2052	175,520
1,000,000	Bank of Montreal(c) 1.25%, 09/15/2026	978,615
	Bank of New York Mellon Corp
1,000,000	1.90%, 01/25/2029	993,183
1,000,000	1.80%, 07/28/2031	978,265
	Bank of Nova Scotia
1,150,000	3.40%, 02/11/2024	1,206,595
175,000	0.65%, 07/31/2024(c)	172,804
	Barclays PLC
2,000,000	3.65%, 03/16/2025	2,112,408
1,000,000	2.89%, 11/24/2032	1,007,084
	Berkshire Hathaway Finance Corp
175,000	1.45%, 10/15/2030	167,596
175,000	4.25%, 01/15/2049	214,880
1,000,000	2.85%, 10/15/2050	985,298
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,079,295
1,000,000	3.25%, 04/30/2029	1,086,515
1,000,000	BNP Paribas SA(a) 2.16%, 09/15/2029	980,334
500,000	Boston Properties LP REIT 3.20%, 01/15/2025	523,504
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	528,637
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	1,039,950
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	1,021,597
	Capital One Financial Corp
1,000,000	3.30%, 10/30/2024	1,052,461
1,000,000	1.88%, 11/02/2027	994,888
1,000,000	Charles Schwab Corp 0.90%, 03/11/2026	975,217
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	1,003,079
	Citigroup Inc
1,000,000	1.28%, 11/03/2025	997,311
2,000,000	3.40%, 05/01/2026	2,144,519
2,250,000	4.45%, 09/29/2027	2,508,795
1,000,000	3.52%, 10/27/2028	1,072,682
1,000,000	2.90%, 11/03/2042	990,129
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	970,097
	Credit Suisse AG
500,000	3.63%, 09/09/2024	530,176
2,999,000	1.25%, 08/07/2026	2,923,524
1,000,000	Credit Suisse Group AG 3.75%, 03/26/2025	1,061,104
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Crown Castle International Corp REIT 2.25%, 01/15/2031	$ 974,250
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	1,000,132
1,000,000	Development Bank of Japan Inc(a)(c) 1.75%, 10/20/2031	998,764
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	1,051,088
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	931,391
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	973,410
1,000,000	Extra Space Storage LP REIT 2.35%, 03/15/2032	972,087
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	981,317
500,000	Fifth Third Bancorp 1.71%, 11/01/2027	493,847
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	1,065,699
1,000,000	1.09%, 12/09/2026	974,458
1,000,000	1.43%, 03/09/2027	979,624
175,000	1.54%, 09/10/2027	171,454
1,500,000	3.80%, 03/15/2030	1,651,224
4,555,000	2.38%, 07/21/2032	4,484,835
1,000,000	6.25%, 02/01/2041	1,453,743
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	171,986
500,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	542,512
	HSBC Holdings PLC
1,000,000	0.73%, 08/17/2024	991,145
1,500,000	3.90%, 05/25/2026	1,617,693
175,000	1.59%, 05/24/2027	171,138
2,741,000	2.21%, 08/17/2029	2,687,883
750,000	6.50%, 09/15/2037	1,037,661
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,071,332
1,000,000	Huntington Bancshares Inc(a) 2.49%, 08/15/2036	958,130
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	989,430
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,066,736
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,081,120
	JPMorgan Chase & Co
175,000	1.51%, 06/01/2024	176,329
2,600,000	3.88%, 09/10/2024	2,757,742
1,025,000	0.97%, 06/23/2025	1,015,022
175,000	3.90%, 07/15/2025	189,398
7,729,000	0.77%, 08/09/2025(d)	7,606,521
175,000	3.30%, 04/01/2026	186,633
1,524,000	2.08%, 04/22/2026	1,546,812

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Financial — (continued)
$ 175,000	1.58%, 04/22/2027	$ 172,937
2,000,000	3.63%, 12/01/2027	2,155,042
175,000	2.74%, 10/15/2030	179,810
1,000,000	2.96%, 05/13/2031	1,035,374
175,000	1.95%, 02/04/2032	168,554
1,000,000	3.88%, 07/24/2038	1,135,000
1,000,000	5.50%, 10/15/2040	1,360,295
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	971,989
1,000,000	Kimco Realty Corp REIT 2.25%, 12/01/2031	974,392
1,000,000	Korea Development Bank 0.50%, 10/27/2023	991,107
	Kreditanstalt fuer Wiederaufbau
3,000,000	0.63%, 01/22/2026	2,926,885
1,700,000	1.00%, 10/01/2026	1,675,852
1,000,000	0.75%, 09/30/2030(c)	933,231
1,000,000	Landwirtschaftliche Rentenbank 0.50%, 05/27/2025	978,746
	Life Storage LP REIT
1,000,000	4.00%, 06/15/2029	1,108,457
1,000,000	2.40%, 10/15/2031	982,915
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,623,188
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	167,858
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	569,948
1,000,000	2.38%, 12/15/2031	1,009,490
500,000	Mastercard Inc 3.30%, 03/26/2027	540,315
1,000,000	Metropolitan Life Global Funding I(a)(c) 0.95%, 07/02/2025	985,792
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	738,379
	Mitsubishi UFJ Financial Group Inc
1,000,000	3.46%, 03/02/2023	1,029,580
5,574,000	1.54%, 07/20/2027	5,474,753
	Mizuho Financial Group Inc
1,000,000	1.98%, 09/08/2031	962,058
1,000,000	2.56%, 09/13/2031	974,645
	Morgan Stanley
175,000	3.88%, 04/29/2024	185,516
1,000,000	2.19%, 04/28/2026	1,019,617
574,000	3.13%, 07/27/2026	608,051
1,500,000	4.35%, 09/08/2026	1,658,007
175,000	1.51%, 07/20/2027	172,242
1,500,000	1.79%, 02/13/2032	1,419,818
1,175,000	2.24%, 07/21/2032	1,149,237
2,000,000	2.51%, 10/20/2032	1,997,873
1,000,000	2.48%, 09/16/2036	962,950
1,000,000	National Australia Bank Ltd(a) 2.99%, 05/21/2031	1,002,904
1,500,000	NatWest Group PLC 3.88%, 09/12/2023	1,564,119
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Oesterreichische Kontrollbank AG 0.38%, 09/17/2025	$ 969,107
1,000,000	PNC Financial Services Group Inc 2.31%, 04/23/2032	1,007,972
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,967,039
500,000	Protective Life Corp 8.45%, 10/15/2039	796,004
1,000,000	Prudential Financial Inc 3.00%, 03/10/2040	1,024,780
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	552,246
	Realty Income Corp REIT
500,000	3.95%, 08/15/2027	554,379
500,000	3.65%, 01/15/2028	544,661
	Royal Bank of Canada
140,000	0.65%, 07/29/2024	138,019
1,000,000	1.15%, 06/10/2025	991,357
1,000,000	1.40%, 11/02/2026(c)	986,659
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	979,067
	Simon Property Group LP REIT
500,000	1.75%, 02/01/2028	490,337
1,000,000	2.45%, 09/13/2029	1,006,809
175,000	3.25%, 09/13/2049	179,170
1,000,000	State Street Corp 2.20%, 03/03/2031	991,232
1,000,000	Sumitomo Mitsui Financial Group Inc 1.47%, 07/08/2025	994,763
1,000,000	Sumitomo Mitsui Trust Bank Ltd(a) 0.85%, 03/25/2024	990,390
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	998,729
1,000,000	Svenska Handelsbanken AB(a) 0.63%, 06/30/2023	997,103
500,000	Synchrony Financial 2.88%, 10/28/2031	498,956
1,000,000	Toronto-Dominion Bank 3.25%, 03/11/2024	1,044,990
500,000	Travelers Cos Inc 6.25%, 06/15/2037	716,504
1,000,000	Truist Bank 3.20%, 04/01/2024	1,046,767
1,000,000	Truist Financial Corp 1.95%, 06/05/2030	987,439
1,000,000	Unum Group 4.13%, 06/15/2051	1,014,992
1,000,000	US Bancorp 3.10%, 04/27/2026	1,056,713
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	529,469

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Visa Inc 3.15%, 12/14/2025	$ 1,066,996
	Wells Fargo & Co
175,000	3.00%, 02/19/2025	182,701
1,500,000	3.55%, 09/29/2025	1,598,363
2,500,000	3.00%, 04/22/2026	2,626,028
750,000	4.30%, 07/22/2027	835,599
1,000,000	4.40%, 06/14/2046	1,185,150
500,000	Welltower Inc REIT 4.00%, 06/01/2025	538,495
175,000	Western Union Co 1.35%, 03/15/2026	171,492
	Westpac Banking Corp
1,000,000	1.95%, 11/20/2028	995,998
1,000,000	2.89%, 02/04/2030	1,021,445
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	975,176
		190,847,937
Industrial — 2.39%
	3M Co
500,000	2.00%, 02/14/2025	511,490
500,000	4.00%, 09/14/2048	600,702
500,000	Agilent Technologies Inc 2.30%, 03/12/2031	495,115
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	1,043,712
	Boeing Co
314,000	4.88%, 05/01/2025	343,538
175,000	2.75%, 02/01/2026	180,001
175,000	2.20%, 02/04/2026	174,958
2,000,000	2.95%, 02/01/2030	2,037,649
1,000,000	5.71%, 05/01/2040	1,284,407
175,000	5.93%, 05/01/2060	242,845
121,836	Burlington Northern & Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	124,735
500,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	669,619
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,049,703
1,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	1,022,569
500,000	Carrier Global Corp 3.38%, 04/05/2040	522,409
	Caterpillar Financial Services Corp
50,000	0.65%, 07/07/2023	49,996
1,000,000	2.15%, 11/08/2024	1,028,953
500,000	Caterpillar Inc 5.20%, 05/27/2041	687,860
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,405,314
750,000	4.75%, 05/30/2042	938,485
Principal Amount		Fair Value
Industrial — (continued)
	FedEx Corp
$ 1,000,000	4.10%, 02/01/2045	$ 1,119,553
175,000	5.25%, 05/15/2050	234,115
175,000	GE Capital International Funding Co 4.42%, 11/15/2035	208,838
500,000	General Dynamics Corp 4.25%, 04/01/2040	610,535
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	732,303
	Honeywell International Inc
8,301,000	1.10%, 03/01/2027	8,062,753
500,000	2.70%, 08/15/2029(c)	523,615
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,087,047
1,000,000	John Deere Capital Corp 1.75%, 03/09/2027	1,006,804
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,052,914
500,000	Lockheed Martin Corp 4.09%, 09/15/2052	617,758
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	1,188,626
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,048,581
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	1,018,593
1,000,000	Northrop Grumman Corp 3.25%, 01/15/2028	1,070,218
1,000,000	Otis Worldwide Corp(c) 2.29%, 04/05/2027	1,018,967
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	995,107
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	569,549
	Raytheon Technologies Corp
500,000	3.20%, 03/15/2024	520,348
175,000	1.90%, 09/01/2031	168,850
1,000,000	3.75%, 11/01/2046	1,114,018
500,000	4.35%, 04/15/2047	607,537
175,000	2.82%, 09/01/2051	168,967
1,000,000	Republic Services Inc 2.38%, 03/15/2033	995,286
	Rockwell Automation Inc
500,000	2.88%, 03/01/2025	522,338
1,175,000	1.75%, 08/15/2031	1,141,658
1,000,000	Ryder System Inc 1.75%, 09/01/2026	992,763
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	629,828
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	1,013,703
1,000,000	Textron Inc 3.90%, 09/17/2029	1,097,943
	Union Pacific Corp
1,250,000	2.15%, 02/05/2027	1,281,620
500,000	3.60%, 09/15/2037	554,428

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	3.80%, 10/01/2051	$ 581,691
1,000,000	2.95%, 03/10/2052	1,011,811
	Union Pacific Railroad Co Pass Through Trust
	Series 2006-1
406,238	5.87%, 07/02/2030	464,603
	Series 2007-3
188,903	6.18%, 01/02/2031	225,599
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	518,024
1,000,000	3.05%, 11/15/2027	1,067,604
500,000	Vulcan Materials Co 3.90%, 04/01/2027	546,969
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	979,352
1,000,000	Waste Management Inc 1.50%, 03/15/2031	941,555
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,368,532
		55,094,963
Technology — 2.19%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	922,376
500,000	Adobe Inc 2.30%, 02/01/2030	511,040
1,000,000	Analog Devices Inc 1.70%, 10/01/2028	996,903
	Apple Inc
1,000,000	2.75%, 01/13/2025	1,044,702
175,000	2.90%, 09/12/2027	186,526
1,500,000	3.00%, 11/13/2027	1,611,709
1,000,000	1.20%, 02/08/2028	971,378
952,000	1.40%, 08/05/2028	932,248
175,000	1.70%, 08/05/2031	170,774
500,000	3.85%, 05/04/2043	588,789
1,000,000	2.40%, 08/20/2050	938,835
1,175,000	2.70%, 08/05/2051	1,162,325
1,000,000	Applied Materials Inc 1.75%, 06/01/2030	978,592
1,000,000	Autodesk Inc 2.40%, 12/15/2031	997,082
	Broadcom Inc
1,000,000	4.15%, 11/15/2030	1,109,056
2,000,000	3.42%, 04/15/2033(a)	2,096,604
175,000	3.50%, 02/15/2041(a)	179,553
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	1,024,605
	Dell International LLC / EMC Corp
1,500,000	4.00%, 07/15/2024	1,591,648
76,000	8.10%, 07/15/2036	115,642
1,000,000	3.38%, 12/15/2041(a)	988,641
35,000	8.35%, 07/15/2046	58,188
500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	504,847
Principal Amount		Fair Value
Technology — (continued)
	Fiserv Inc
$ 175,000	2.25%, 06/01/2027(c)	$ 178,044
1,000,000	4.20%, 10/01/2028	1,121,025
500,000	Hewlett Packard Enterprise Co 1.45%, 04/01/2024	503,201
2,891,000	HP Inc(a) 2.65%, 06/17/2031	2,850,103
	Intel Corp
1,000,000	3.40%, 03/25/2025	1,062,951
175,000	1.60%, 08/12/2028	172,878
175,000	2.00%, 08/12/2031(c)	173,841
1,175,000	2.80%, 08/12/2041	1,172,115
500,000	4.10%, 05/19/2046	593,864
175,000	3.05%, 08/12/2051	179,006
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	1,044,604
1,500,000	4.00%, 06/20/2042	1,725,309
1,000,000	Micron Technology Inc 2.70%, 04/15/2032	1,001,130
	Microsoft Corp
190,000	2.40%, 08/08/2026	198,830
953,000	3.45%, 08/08/2036	1,096,950
1,547,000	2.92%, 03/17/2052	1,642,479
675,000	NVIDIA Corp 1.55%, 06/15/2028	669,612
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc(a) 2.65%, 02/15/2032	1,003,011
	Oracle Corp
1,000,000	3.40%, 07/08/2024	1,045,448
800,000	2.50%, 04/01/2025	818,745
1,500,000	3.85%, 07/15/2036	1,584,510
175,000	6.13%, 07/08/2039	231,951
2,000,000	3.65%, 03/25/2041	2,022,267
175,000	4.00%, 07/15/2046	181,636
175,000	3.60%, 04/01/2050	171,349
175,000	3.95%, 03/25/2051	181,669
3,644,000	Qorvo Inc 4.38%, 10/15/2029	3,867,195
500,000	QUALCOMM Inc(c) 3.25%, 05/20/2050	549,182
350,000	Roper Technologies Inc 1.00%, 09/15/2025	341,956
1,175,000	salesforce.com Inc 2.70%, 07/15/2041	1,173,498
1,000,000	Texas Instruments Inc 1.75%, 05/04/2030	980,635
	VMware Inc
175,000	1.40%, 08/15/2026	171,987
1,000,000	2.20%, 08/15/2031	982,195
		50,375,239
Utilities — 2.11%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	961,934
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	1,117,774

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	American Water Capital Corp 3.75%, 09/01/2047	$ 1,115,173
	Appalachian Power Co
140,000	7.00%, 04/01/2038	201,157
1,000,000	3.70%, 05/01/2050	1,075,931
175,000	Atmos Energy Corp 5.50%, 06/15/2041	232,006
175,000	Avangrid Inc 3.80%, 06/01/2029	190,264
1,000,000	Baltimore Gas & Electric Co 4.25%, 09/15/2048	1,217,450
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	552,187
175,000	5.95%, 05/15/2037	235,431
175,000	5.15%, 11/15/2043	225,499
2,735,000	2.85%, 05/15/2051	2,632,195
1,000,000	Black Hills Corp 3.88%, 10/15/2049	1,093,760
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	518,743
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	1,015,159
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	1,051,755
1,000,000	2.40%, 06/15/2031	1,005,974
	Dominion Energy Inc
175,000	3.90%, 10/01/2025	188,741
500,000	3.38%, 04/01/2030	530,606
175,000	2.25%, 08/15/2031	170,907
175,000	4.70%, 12/01/2044	215,774
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	1,008,231
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,135,480
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	1,012,096
	Duke Energy Corp
5,311,000	2.55%, 06/15/2031	5,317,279
175,000	4.80%, 12/15/2045	214,836
425,000	3.75%, 09/01/2046	453,431
175,000	3.50%, 06/15/2051	180,697
	Duke Energy Florida LLC
1,000,000	1.75%, 06/15/2030	959,625
500,000	5.65%, 04/01/2040	672,896
657,000	Duke Energy Progress LLC 2.00%, 08/15/2031	641,785
606,531	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	652,393
	Entergy Corp
1,000,000	0.90%, 09/15/2025	968,533
175,000	2.80%, 06/15/2030	178,090
1,000,000	Entergy Louisiana LLC 0.95%, 10/01/2024	988,992
1,000,000	Eversource Energy 3.45%, 01/15/2050	1,052,302
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	Exelon Generation Co LLC 3.25%, 06/01/2025	$ 1,047,722
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	198,669
209,000	5.25%, 02/01/2041	280,126
171,000	4.05%, 10/01/2044	202,585
500,000	3.15%, 10/01/2049	530,821
1,000,000	Georgia Power Co 3.25%, 03/15/2051	1,002,952
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	192,056
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	661,536
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	222,729
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	629,712
175,000	MidAmerican Energy Co 2.70%, 08/01/2052	169,875
1,000,000	NiSource Inc 2.95%, 09/01/2029	1,036,315
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,176,705
1,000,000	Oncor Electric Delivery Co LLC(a) 2.70%, 11/15/2051	961,665
500,000	PacifiCorp 4.15%, 02/15/2050	591,511
175,000	Piedmont Natural Gas Co Inc 4.65%, 08/01/2043	209,544
175,000	Progress Energy Inc 7.75%, 03/01/2031	243,818
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	1,159,078
	Public Service Enterprise Group Inc
1,000,000	2.88%, 06/15/2024	1,035,399
175,000	1.60%, 08/15/2030	162,213
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	984,082
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,032,515
	Southern Co
500,000	3.70%, 04/30/2030	543,814
500,000	4.40%, 07/01/2046	585,731
94,000	Tucson Electric Power Co 3.05%, 03/15/2025	97,679
500,000	Union Electric Co 8.45%, 03/15/2039	835,386
500,000	Virginia Electric & Power Co 3.80%, 09/15/2047	564,892
1,000,000	WEC Energy Group Inc 0.80%, 03/15/2024	989,746

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Utilities — (continued)
$ 175,000	Xcel Energy Inc 2.60%, 12/01/2029	$ 178,878
		48,512,840
TOTAL CORPORATE BONDS AND NOTES — 25.93% (Cost $585,818,086)		$ 597,425,130
FOREIGN GOVERNMENT BONDS AND NOTES
	Asian Development Bank
1,500,000	2.63%, 01/30/2024	1,556,921
1,500,000	5.82%, 06/16/2028	1,907,101
1,000,000	Asian Infrastructure Investment Bank(a)(b) 0.27%, 04/15/2026 1-yr. SOFR + 0.22%	1,001,298
500,000	Canada Government International Bond 0.75%, 05/19/2026	488,407
	Chile Government International Bond
2,500,000	3.50%, 01/25/2050	2,587,100
500,000	3.25%, 09/21/2071	462,500
1,500,000	Council of Europe Development Bank 0.88%, 09/22/2026	1,468,281
1,000,000	European Bank for Reconstruction & Development 0.50%, 11/25/2025	971,488
	European Investment Bank
2,500,000	2.63%, 03/15/2024	2,598,222
2,000,000	0.63%, 07/25/2025	1,961,908
1,000,000	Export Development Canada 2.63%, 02/21/2024	1,037,530
1,000,000	Export-Import Bank of Korea 2.63%, 05/26/2026	1,047,959
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031	983,848
1,000,000	3.13%, 09/21/2051	983,746
1,000,000	Indonesia Government International Bond(c) 3.50%, 01/11/2028	1,078,619
	Inter-American Development Bank
1,500,000	0.50%, 09/23/2024	1,479,803
1,000,000	0.63%, 07/15/2025	981,088
1,500,000	0.88%, 04/20/2026	1,476,128
1,000,000	1.13%, 07/20/2028	977,327
	International Bank for Reconstruction & Development
1,500,000	7.63%, 01/19/2023(c)	1,611,026
1,000,000	0.63%, 04/22/2025	983,244
1,000,000	0.75%, 11/24/2027(c)	959,137
500,000	1.38%, 04/20/2028	498,566
16,000,000	1.13%, 09/13/2028	15,613,746
500,000	0.75%, 08/26/2030	467,007
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	1.25%, 02/10/2031	$ 971,757
400,000	International Finance Corp 0.38%, 07/16/2025	389,200
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,083,404
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	4,132,745
	Mexico Government International Bond
2,000,000	4.75%, 04/27/2032	2,261,000
1,750,000	4.60%, 01/23/2046	1,871,643
1,000,000	3.77%, 05/24/2061	920,760
1,000,000	Nordic Investment Bank(c) 0.50%, 01/21/2026	969,910
2,000,000	Panama Government International Bond 3.16%, 01/23/2030	2,070,020
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	1,061,100
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	1,009,260
500,000	3.00%, 01/15/2034	498,000
1,000,000	3.55%, 03/10/2051	1,040,010
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	582,731
2,000,000	3.00%, 02/01/2028	2,144,669
500,000	2.95%, 05/05/2045	492,487
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	1,028,417
1,500,000	Province of British Columbia Canada(c) 1.30%, 01/29/2031	1,442,719
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	2,061,326
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	971,855
1,000,000	2.00%, 10/02/2029	1,015,287
1,000,000	1.13%, 10/07/2030	945,145
1,500,000	1.80%, 10/14/2031	1,491,559
	Province of Quebec Canada
1,000,000	2.75%, 04/12/2027	1,061,243
2,000,000	1.35%, 05/28/2030(c)	1,935,143
	Republic of Italy Government International Bond
500,000	2.38%, 10/17/2024	512,203
500,000	1.25%, 02/17/2026	486,883
1,000,000	2.88%, 10/17/2029	1,021,427
1,000,000	3.88%, 05/06/2051	1,068,024
1,500,000	Republic of Poland Government International Bond 3.25%, 04/06/2026	1,608,774
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	980,521

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Uruguay Government International Bond
$ 500,000	4.38%, 01/23/2031	$ 575,630
500,000	4.98%, 04/20/2055	655,630
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.71% (Cost $85,274,983)		$ 85,542,482
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.09%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	539,119
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	328,117
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,529,863
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	1,005,007
	Benchmark Mortgage Trust
	Series 2018-B3 Class AAB
328,000	3.97%, 04/10/2051	354,420
	Series 2019-B14 Class A1
1,716,767	2.07%, 12/15/2062	1,739,621
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	332,479
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	1,028,572
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	1,071,874
2,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	2,666,150
	COMM Mortgage Trust
	Series 2013-CR8 Class A4
95,511	3.33%, 06/10/2046	97,222
	Series 2018-COR3 Class A3
238,000	4.23%, 05/10/2051	266,778
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,951,869
1,000,000	GS Mortgage Securities Trust Series 2019-GC42 Class A4 3.00%, 09/01/2052	1,058,958
Principal Amount		Fair Value
Non-Agency — (continued)
	JPMBB Commercial Mortgage Securities Trust
	Series 2014-C18 Class A5
$ 2,550,000	4.08%, 02/15/2047	$ 2,671,851
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,616,780
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	723,623
550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	595,531
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
2,400,000	3.84%, 09/15/2058	2,574,491
	Series 2016-BNK1 Class ASB
463,670	2.51%, 08/15/2049	473,960
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	1,038,314
421,676	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	435,139
		25,099,738
U.S. Government Agency — 28.13%
	Federal Home Loan Mortgage Corp
193,554	4.00%, 05/01/2026	203,375
163,444	3.00%, 01/01/2027	171,196
4,088	7.50%, 05/01/2027	4,482
448,651	2.50%, 11/01/2028	464,870
326,740	3.00%, 01/01/2029	342,214
845,902	3.00%, 02/01/2029	890,725
9,681	6.50%, 04/01/2029	10,684
992,673	2.50%, 02/01/2030	1,032,070
1,364	7.50%, 08/01/2030	1,564
1,819,444	2.50%, 12/01/2031	1,890,618
327,082	2.50%, 02/01/2032	340,165
214,563	3.50%, 04/01/2032	228,330
42,181	6.50%, 11/01/2032	46,553
432,775	2.50%, 12/01/2032	449,634
341,360	3.00%, 04/01/2033	359,056
196,523	3.50%, 05/01/2033	208,089
252,327	3.50%, 06/01/2033	270,071
433,586	4.00%, 07/01/2033	462,023
218,059	3.50%, 03/01/2034	230,612
355,078	4.00%, 06/01/2034	386,486
332,082	3.50%, 09/01/2034	350,927
454,683	2.00%, 10/01/2034	465,915
196,826	2.50%, 02/01/2035	203,505
337,930	2.50%, 03/01/2035	350,743

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,626,635	2.00%, 07/01/2035	$ 1,666,818
478,863	3.00%, 07/01/2035	502,237
536,302	2.00%, 10/01/2035	549,550
1,921,164	1.50%, 12/01/2035	1,927,981
196,998	2.00%, 12/01/2035	201,865
322,261	2.00%, 01/01/2036	330,222
610,084	2.00%, 03/01/2036	625,155
13,090	6.00%, 03/01/2036	15,164
10,421	6.00%, 04/01/2036	11,966
1,198,726	1.50%, 05/01/2036	1,202,617
1,259,429	2.00%, 05/01/2036	1,290,541
691,628	2.50%, 06/01/2036	718,261
51,114	5.00%, 06/01/2036	57,795
1,581,050	1.50%, 07/01/2036	1,586,184
845,005	2.00%, 07/01/2036	865,879
289,845	1.00%, 08/01/2036	283,097
1,014,781	1.50%, 09/01/2036	1,018,078
722,246	2.00%, 09/01/2036	740,088
835,520	3.00%, 09/01/2036	877,593
4,117,173	2.00%, 10/01/2036	4,218,881
655,369	2.50%, 10/01/2036	680,023
2,959,639	1.50%, 12/01/2036	2,969,265
13,448	5.50%, 11/01/2037	14,860
10,942	5.50%, 12/01/2037	12,001
149,718	3.50%, 10/01/2038	158,268
95,106	5.00%, 12/01/2039	107,920
223,314	5.00%, 02/01/2040	253,403
176,523	5.00%, 05/01/2040	200,254
299,043	2.50%, 07/01/2040	306,160
344,812	2.00%, 08/01/2040	349,934
385,547	2.50%, 08/01/2040	395,566
95,920	5.00%, 08/01/2040	108,811
448,654	1.50%, 11/01/2040	440,534
596,598	2.00%, 12/01/2040	605,459
849,342	4.00%, 02/01/2041	932,325
886,132	2.00%, 03/01/2041	899,304
134,461	4.00%, 04/01/2041	147,230
284,746	1.50%, 05/01/2041	279,590
427,160	2.50%, 07/01/2041	441,027
606,367	2.00%, 08/01/2041	615,291
1,981,343	2.00%, 10/01/2041	2,013,254
714,805	2.00%, 11/01/2041	722,229
722,033	1.50%, 12/01/2041	710,745
402,924	3.50%, 11/01/2042	435,343
355,307	3.50%, 05/01/2043	383,891
579,247	4.00%, 11/01/2043	636,189
910,606	3.50%, 11/01/2044	967,386
1,340,947	3.00%, 04/01/2045	1,409,628
878,869	3.00%, 08/01/2045	927,023
506,479	3.50%, 10/01/2045	543,523
328,456	3.50%, 04/01/2046	349,531
3,203,626	3.00%, 02/01/2047	3,382,031
554,799	2.50%, 03/01/2047	569,924
663,607	3.50%, 11/01/2047	703,212
701,034	4.00%, 11/01/2047	749,161
534,525	4.00%, 03/01/2048	571,115
1,320,901	3.50%, 08/01/2048	1,423,316
297,179	4.00%, 08/01/2048	319,297
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 303,571	4.50%, 08/01/2048	$ 325,427
195,204	4.00%, 09/01/2048	207,748
4,458,786	4.00%, 11/01/2048	4,748,214
103,352	4.00%, 01/01/2049	109,934
1,726,060	3.50%, 05/01/2049	1,848,254
6,236,560	3.50%, 06/01/2049	6,592,344
975,087	5.50%, 06/01/2049	1,068,358
420,039	4.50%, 08/01/2049	461,942
1,062,253	5.00%, 08/01/2049	1,161,236
417,113	3.00%, 09/01/2049	435,053
698,981	4.00%, 09/01/2049	742,585
927,695	2.50%, 10/01/2049	947,372
432,846	3.00%, 10/01/2049	451,933
792,132	3.50%, 10/01/2049	835,417
272,567	4.00%, 10/01/2049	289,605
1,409,279	4.50%, 11/01/2049	1,527,353
2,491,791	3.50%, 12/01/2049	2,659,437
1,889,402	3.00%, 02/01/2050	1,966,754
1,725,423	4.00%, 02/01/2050	1,848,513
182,698	3.00%, 03/01/2050	191,639
316,806	5.00%, 03/01/2050	345,381
469,239	3.00%, 04/01/2050	486,990
779,075	3.50%, 04/01/2050	832,962
1,969,409	2.50%, 05/01/2050	2,011,182
948,850	4.00%, 05/01/2050	1,038,236
2,536,162	2.50%, 07/01/2050	2,589,955
163,231	4.00%, 07/01/2050	173,757
1,219,341	4.50%, 07/01/2050	1,303,875
1,463,014	2.00%, 08/01/2050	1,459,806
3,897,376	3.00%, 08/01/2050	4,044,620
6,787,234	2.00%, 09/01/2050	6,772,349
3,534,066	2.50%, 09/01/2050	3,609,063
4,673,363	3.00%, 09/01/2050	4,845,363
296,890	3.50%, 09/01/2050	312,465
154,257	4.00%, 09/01/2050	164,026
1,170,099	2.50%, 10/01/2050	1,194,917
953,135	1.50%, 11/01/2050	921,126
7,963,096	2.00%, 11/01/2050	7,945,632
2,147,373	1.50%, 12/01/2050	2,075,222
647,784	3.00%, 12/01/2050	673,668
6,119,366	2.00%, 01/01/2051	6,105,945
669,907	2.50%, 01/01/2051	684,116
2,957,802	1.50%, 03/01/2051	2,858,377
7,721,558	2.00%, 03/01/2051	7,704,623
950,999	1.50%, 04/01/2051	919,022
673,529	2.50%, 04/01/2051	688,208
2,600,896	2.00%, 05/01/2051	2,595,192
4,298,099	2.50%, 05/01/2051	4,390,881
1,152,530	1.50%, 06/01/2051	1,113,762
1,661,593	3.50%, 06/01/2051	1,754,531
2,193,835	2.00%, 08/01/2051	2,189,024
1,736,275	2.50%, 08/01/2051	1,773,102
5,795,889	2.50%, 09/01/2051	5,927,768
2,405,702	1.50%, 10/01/2051	2,324,780
14,437,381	2.00%, 10/01/2051	14,406,230
7,844,565	2.50%, 10/01/2051	8,018,377
9,858,858	2.00%, 11/01/2051	9,837,603
4,159,649	2.50%, 11/01/2051	4,251,812

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,741,107	2.00%, 12/01/2051	$ 2,735,192
4,583,752	2.50%, 12/01/2051	4,680,976
2,741,039	3.00%, 12/01/2051	2,844,344
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,062,937
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(e)	2,040,533
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,193,182
	Series K077 Class A2
1,750,000	3.85%, 05/25/2028(e)	1,978,219
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,682,871
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	1,047,537
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	2,138,597
	Series K104 Class A2
300,000	2.25%, 01/25/2030	310,981
	Series K127 Class A2
500,000	2.11%, 01/25/2031	512,587
	Series K729 Class AM
1,500,000	3.20%, 11/25/2024	1,574,673
	Federal National Mortgage Association
947	8.00%, 11/01/2022	953
1,491,335	2.50%, 06/01/2028	1,546,365
24,834	6.00%, 01/01/2029	27,483
330,912	3.00%, 03/01/2029	348,559
264,183	3.50%, 04/01/2029	281,395
143,810	3.50%, 09/01/2029	152,342
361,905	3.50%, 08/01/2030	380,882
186,128	4.00%, 09/01/2030	199,290
564,288	3.00%, 10/01/2030	593,417
79,229	8.00%, 10/01/2030	88,858
837,449	3.00%, 02/01/2031	888,296
1,343,742	2.50%, 09/01/2031	1,391,786
326,508	2.00%, 10/01/2031	335,614
162,439	3.50%, 01/01/2032	172,802
120,672	3.50%, 02/01/2032	127,695
45,161	6.50%, 06/01/2032	50,413
468,354	3.00%, 08/01/2032	491,865
50,064	6.50%, 08/01/2032	55,729
1,551,635	3.00%, 10/01/2032	1,631,152
285,610	3.00%, 11/01/2032	301,808
502,639	2.50%, 01/01/2033	521,625
524,436	3.00%, 02/01/2033	554,295
197,934	5.50%, 03/01/2033	223,634
25,061	5.00%, 09/01/2033	28,043
2,702,326	3.00%, 12/01/2033	2,832,335
34,045	5.50%, 01/01/2034	37,912
203,110	4.00%, 02/01/2034	219,169
336,643	3.50%, 03/01/2034	355,535
123,169	5.50%, 03/01/2034	137,573
118,289	5.50%, 05/01/2034	134,143
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,191,633	3.50%, 07/01/2034	$ 1,253,921
280,280	2.50%, 09/01/2034	289,695
33,631	5.50%, 02/01/2035	38,078
381,046	3.00%, 03/01/2035	402,628
397,043	3.00%, 04/01/2035	416,523
359,412	5.00%, 05/01/2035	405,569
1,070,225	2.50%, 06/01/2035	1,106,547
711,819	2.00%, 07/01/2035	729,404
7,364	5.00%, 07/01/2035	8,318
675,827	2.00%, 09/01/2035	692,522
70,527	5.00%, 09/01/2035	79,074
942,290	1.50%, 10/01/2035	945,344
77,793	5.00%, 10/01/2035	87,921
44,827	6.00%, 10/01/2035	51,881
63,988	5.50%, 11/01/2035	73,182
2,256,536	2.00%, 12/01/2035	2,312,280
1,182,563	2.50%, 01/01/2036	1,222,710
1,020,721	1.50%, 02/01/2036	1,024,346
1,860,303	2.00%, 02/01/2036	1,906,258
500,423	3.50%, 04/01/2036	534,613
52,655	6.00%, 04/01/2036	59,950
527,375	1.50%, 05/01/2036	529,249
1,742,791	2.00%, 05/01/2036	1,786,514
657,638	2.50%, 05/01/2036	682,472
2,433,149	2.00%, 06/01/2036	2,497,499
3,342,416	2.50%, 06/01/2036	3,468,441
1,254,392	1.50%, 07/01/2036	1,258,477
6,787	6.50%, 08/01/2036	7,487
969,897	1.50%, 09/01/2036	973,045
3,629,759	2.00%, 09/01/2036	3,719,426
196,739	1.00%, 10/01/2036	192,048
2,665,000	1.50%, 10/01/2036	2,673,655
442,600	2.00%, 11/01/2036	453,534
44,415	5.50%, 11/01/2036	50,571
562,089	6.00%, 12/01/2036	647,240
1,400,000	2.00%, 01/01/2037	1,434,585
993,615	3.00%, 01/01/2037	1,044,049
36,472	5.00%, 07/01/2037	41,090
198,767	5.50%, 08/01/2037	226,358
301,982	5.50%, 01/01/2038	345,465
148,255	6.00%, 03/01/2038	171,933
71,431	5.50%, 07/01/2038	81,781
44,367	2.50%, 05/01/2039	45,308
45,961	6.00%, 05/01/2039	53,306
344,399	4.50%, 08/01/2039	380,750
392,968	5.00%, 08/01/2039	445,723
336,716	5.00%, 12/01/2039	382,364
174,495	4.50%, 03/01/2040	192,919
748,000	2.50%, 05/01/2040	767,366
1,056,957	3.00%, 05/01/2040	1,106,384
238,603	5.00%, 06/01/2040	266,175
193,050	4.50%, 08/01/2040	213,225
592,590	2.00%, 09/01/2040	601,362
352,235	2.50%, 09/01/2040	362,625
390,945	4.50%, 09/01/2040	432,194
574,051	2.00%, 11/01/2040	579,727
120,364	4.50%, 11/01/2040	133,075
174,842	5.00%, 11/01/2040	198,091

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 357,240	1.50%, 01/01/2041	$ 350,789
647,713	2.00%, 02/01/2041	658,140
1,619,975	4.00%, 02/01/2041	1,773,323
712,101	4.50%, 03/01/2041	784,743
402,169	1.50%, 05/01/2041	394,230
282,572	2.00%, 05/01/2041	287,122
422,082	5.00%, 05/01/2041	473,576
398,292	2.00%, 06/01/2041	404,706
637,221	1.50%, 09/01/2041	627,274
1,366,557	2.50%, 09/01/2041	1,410,923
862,724	1.50%, 10/01/2041	849,245
1,230,785	2.00%, 10/01/2041	1,257,921
317,633	2.50%, 10/01/2041	327,945
215,458	4.50%, 10/01/2041	238,208
224,276	2.00%, 12/01/2041	226,738
613,943	3.50%, 12/01/2041	663,113
624,121	4.00%, 01/01/2042	682,958
335,170	3.00%, 09/01/2042	353,784
902,711	3.00%, 12/01/2042	952,785
990,765	3.00%, 02/01/2043	1,046,223
416,779	3.00%, 04/01/2043	440,244
752,456	3.50%, 04/01/2043	797,999
1,640,557	3.50%, 05/01/2043	1,771,586
203,959	4.00%, 07/01/2043	224,006
759,255	3.00%, 08/01/2043	800,905
473,186	3.50%, 08/01/2043	511,058
182,417	4.00%, 09/01/2043	198,697
465,104	3.50%, 08/01/2044	500,215
840,818	4.00%, 08/01/2044	929,293
254,727	4.00%, 06/01/2045	279,166
1,689,111	2.50%, 07/01/2045	1,728,195
602,006	3.50%, 11/01/2045	639,210
1,641,798	3.50%, 02/01/2046	1,751,680
1,788,440	3.00%, 06/01/2046	1,878,853
862,521	3.50%, 07/01/2046	919,081
424,930	2.50%, 10/01/2046	436,228
1,669,096	3.00%, 10/01/2046	1,752,174
374,424	4.00%, 10/01/2046	404,994
955,754	3.00%, 12/01/2046	1,002,827
455,561	3.50%, 12/01/2046	485,411
407,951	4.00%, 03/01/2047	438,073
494,198	4.00%, 06/01/2047	530,360
437,586	4.00%, 07/01/2047	466,706
2,966,699	3.50%, 10/01/2047	3,133,488
1,243,680	4.00%, 10/01/2047	1,327,571
405,624	4.00%, 10/01/2048	433,090
474,062	4.00%, 11/01/2048	516,867
3,823,201	4.50%, 11/01/2048	4,114,965
525,116	4.50%, 02/01/2049	561,888
3,494,160	4.00%, 06/01/2049	3,715,781
3,212,444	4.00%, 07/01/2049	3,429,924
1,391,920	4.50%, 07/01/2049	1,497,278
1,903,782	3.50%, 08/01/2049	2,037,603
1,370,208	4.00%, 08/01/2049	1,460,991
499,544	3.00%, 09/01/2049	522,078
1,767,880	3.50%, 09/01/2049	1,864,809
965,141	4.50%, 10/01/2049	1,041,452
1,766,928	3.50%, 11/01/2049	1,892,560
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,765,352	3.00%, 12/01/2049	$ 1,846,335
1,608,220	3.50%, 12/01/2049	1,715,134
1,200,718	3.00%, 01/01/2050	1,248,045
493,857	4.00%, 01/01/2050	524,786
3,641,980	3.00%, 03/01/2050	3,787,185
897,465	3.50%, 03/01/2050	951,380
645,858	3.00%, 04/01/2050	671,387
1,731,350	2.50%, 05/01/2050	1,768,073
994,927	3.50%, 05/01/2050	1,055,418
1,329,211	2.00%, 06/01/2050	1,326,296
552,842	4.00%, 06/01/2050	596,984
237,147	4.50%, 06/01/2050	254,346
480,178	2.50%, 07/01/2050	490,363
3,353,382	3.00%, 07/01/2050	3,486,292
756,517	4.00%, 07/01/2050	806,105
4,627,019	2.00%, 08/01/2050	4,616,872
2,782,004	2.50%, 08/01/2050	2,841,012
5,381,927	2.50%, 09/01/2050	5,497,393
1,743,958	3.00%, 09/01/2050	1,811,334
2,555,438	2.50%, 10/01/2050	2,609,882
3,192,355	1.50%, 11/01/2050	3,085,672
3,000,442	2.00%, 11/01/2050	2,993,862
802,087	2.50%, 11/01/2050	819,100
100,380	4.00%, 12/01/2050	106,798
13,405,439	2.00%, 01/01/2051	13,376,039
802,443	3.50%, 01/01/2051	845,224
4,189,272	2.00%, 02/01/2051	4,180,084
1,819,161	2.50%, 02/01/2051	1,857,746
2,196,152	2.50%, 03/01/2051	2,242,734
675,427	3.50%, 03/01/2051	714,058
1,236,781	1.50%, 04/01/2051	1,195,311
4,025,599	2.50%, 04/01/2051	4,111,561
2,851,620	2.00%, 05/01/2051	2,845,366
13,854,772	3.00%, 05/01/2051	14,375,999
2,755,844	2.50%, 06/01/2051	2,815,626
448,151	1.50%, 07/01/2051	433,125
8,184,962	2.00%, 07/01/2051	8,167,012
949,622	3.00%, 08/01/2051	986,619
1,358,857	1.50%, 09/01/2051	1,313,226
7,368,358	2.00%, 09/01/2051	7,352,269
4,484,017	2.50%, 09/01/2051	4,613,965
2,066,575	1.50%, 10/01/2051	1,997,167
18,603,240	2.00%, 10/01/2051	18,590,284
16,314,429	2.50%, 10/01/2051	16,703,674
2,667,290	3.50%, 11/01/2051	2,863,357
4,987,069	2.00%, 12/01/2051	4,976,309
897,326	2.50%, 12/01/2051	916,359
2,000,000	2.50%, 01/01/2052	2,042,421
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
975,061	2.57%, 12/25/2026(e)	1,021,526
	Series 2018-M12 Class A2
350,000	3.64%, 08/25/2030(e)	398,218
	Series 2019-M1 Class A2
2,000,000	3.55%, 09/25/2028(e)	2,229,812

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2019-M22 Class A2
$ 1,000,000	2.52%, 08/25/2029	$ 1,052,854
	Series 2021-M12 Class 2A2
1,000,000	2.13%, 05/25/2033(e)	1,017,300
	Government National Mortgage Association
1,986	7.00%, 07/15/2025	2,064
1,644	7.50%, 12/15/2025	1,665
45,750	3.50%, 02/15/2026	48,102
315,231	3.00%, 06/20/2027	327,482
122,354	5.00%, 11/15/2033	141,213
20,328	5.50%, 12/15/2035	23,345
29,870	5.00%, 12/20/2035	33,298
60,226	6.00%, 01/20/2036	69,401
68,930	5.50%, 02/20/2036	79,542
421,177	2.50%, 05/20/2036	435,839
189,180	2.00%, 06/20/2036	193,642
407,873	5.00%, 06/15/2039	470,901
210,153	4.50%, 01/20/2040	230,391
124,921	4.00%, 05/20/2040	135,116
106,239	4.50%, 07/20/2040	116,471
102,652	4.50%, 09/20/2040	112,750
432,641	4.00%, 10/15/2040	475,677
196,436	4.00%, 09/15/2041	213,271
41,398	4.50%, 12/20/2041	46,196
577,280	3.50%, 06/20/2042	618,435
807,611	2.50%, 12/20/2042	836,322
216,915	3.00%, 02/15/2043	227,134
2,572,095	3.50%, 06/20/2044	2,742,510
929,919	3.50%, 10/20/2044	987,068
795,301	4.50%, 11/20/2044	874,838
1,130,498	3.00%, 01/20/2046	1,179,939
700,028	3.50%, 02/20/2046	739,694
235,085	4.00%, 03/20/2046	249,737
591,706	3.50%, 05/20/2046	622,926
862,004	3.00%, 08/20/2046	899,773
2,813,247	3.00%, 09/20/2046	2,967,167
416,417	3.50%, 09/20/2046	438,270
777,760	3.50%, 10/20/2046	819,754
3,478,436	3.00%, 12/20/2046	3,631,116
4,724,234	3.00%, 01/20/2047	4,931,199
5,151,119	3.50%, 04/20/2047	5,411,363
863,103	3.50%, 08/20/2047	906,372
585,966	4.50%, 11/15/2047	654,157
1,089,515	4.00%, 01/20/2048	1,161,076
3,029,258	3.00%, 02/20/2048	3,146,183
325,091	4.00%, 03/20/2048	345,574
232,252	5.00%, 11/20/2048	248,275
3,625,882	4.00%, 12/20/2048	3,848,800
1,996,658	4.50%, 12/20/2048	2,112,146
429,526	4.50%, 03/20/2049	454,236
2,680,268	4.00%, 05/20/2049	2,893,088
1,186,658	4.50%, 06/20/2049	1,255,124
197,900	2.50%, 08/20/2049	202,914
227,289	5.00%, 11/20/2049	243,054
597,967	2.50%, 02/20/2050	613,116
2,535,008	3.50%, 04/20/2050	2,644,210
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 484,841	5.00%, 04/20/2050	$ 520,570
2,462,480	2.50%, 06/20/2050	2,524,865
975,695	4.00%, 06/20/2050	1,031,412
4,078,954	2.00%, 08/20/2050	4,120,205
4,888,334	2.50%, 08/20/2050	5,012,177
2,572,944	3.00%, 08/20/2050	2,666,578
1,797,104	3.50%, 08/20/2050	1,874,888
284,971	4.00%, 08/20/2050	300,893
599,344	3.00%, 09/20/2050	621,093
927,313	3.50%, 09/20/2050	967,698
409,771	4.00%, 09/20/2050	433,028
1,739,712	2.00%, 10/20/2050	1,757,306
1,794,627	2.50%, 10/20/2050	1,840,093
4,056,450	3.00%, 10/20/2050	4,203,201
1,743,668	3.50%, 11/20/2050	1,817,722
5,198,553	2.00%, 12/20/2050	5,251,127
1,911,342	2.50%, 12/20/2050	1,959,764
660,176	3.50%, 12/20/2050	688,584
2,136,855	2.00%, 02/20/2051	2,158,465
5,024,211	2.00%, 03/20/2051	5,075,022
2,466,373	2.50%, 03/20/2051	2,528,857
286,018	1.50%, 04/20/2051	278,841
2,483,646	2.00%, 04/20/2051	2,508,763
2,745,245	2.50%, 06/20/2051	2,814,794
983,261	2.00%, 08/20/2051	993,205
1,282,510	3.00%, 08/20/2051	1,330,708
5,596,720	2.00%, 09/20/2051	5,653,321
10,312,860	2.50%, 09/20/2051	10,574,130
3,151,435	2.50%, 10/20/2051	3,231,274
1,556,047	3.00%, 10/20/2051	1,614,336
2,468,235	2.00%, 11/20/2051	2,493,196
447,925	3.00%, 11/20/2051	464,900
897,455	3.50%, 11/20/2051	940,514
900,000	2.50%, 12/20/2051	922,801
		648,133,460
TOTAL MORTGAGE-BACKED SECURITIES — 29.22% (Cost $677,102,428)		$ 673,233,198
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	1,094,375
80,000	Energy Northwest Series B 2.81%, 07/01/2024	82,131
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,767,766
2,000,000	Port of Morrow 2.99%, 09/01/2036	2,145,186
600,000	State of Illinois 5.10%, 06/01/2033	693,530

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	$ 1,163,283
TOTAL MUNICIPAL BONDS AND NOTES — 0.30% (Cost $6,098,014)		$ 6,946,271
U.S. GOVERNMENT AGENCY BONDS AND NOTES
1,000,000	Federal Farm Credit Bank Funding Corp 0.23%, 01/19/2024	993,893
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	715,505
4,000,000	1.00%, 10/07/2026	3,952,159
2,000,000	3.25%, 11/16/2028(c)	2,234,303
	Federal Home Loan Mortgage Corp
4,500,000	1.50%, 02/12/2025	4,564,990
2,000,000	0.38%, 09/23/2025(c)	1,945,835
6,000,000	Federal National Mortgage Association 2.13%, 04/24/2026	6,221,924
	Tennessee Valley Authority
1,000,000	0.75%, 05/15/2025	986,211
2,000,000	1.50%, 09/15/2031	1,970,252
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.02% (Cost $23,735,931)		$ 23,585,072
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,000,000	1.75%, 01/31/2023	2,028,047
14,000,000	1.50%, 02/28/2023	14,165,703
20,000,000	0.13%, 03/31/2023	19,907,812
16,000,000	1.50%, 03/31/2023	16,195,625
19,000,000	0.13%, 04/30/2023	18,898,320
6,000,000	1.75%, 05/15/2023	6,098,906
8,500,000	1.38%, 06/30/2023	8,600,938
20,000,000	0.13%, 07/15/2023	19,855,469
13,000,000	1.25%, 07/31/2023	13,130,000
7,000,000	2.50%, 08/15/2023	7,209,453
21,000,000	1.38%, 09/30/2023	21,254,297
37,000,000	0.13%, 10/15/2023	36,630,000
3,500,000	2.75%, 11/15/2023	3,632,207
6,000,000	2.25%, 01/31/2024	6,184,219
19,000,000	0.13%, 02/15/2024(c)	18,752,109
8,000,000	2.13%, 02/29/2024	8,229,688
17,000,000	0.38%, 04/15/2024	16,829,336
11,000,000	0.25%, 05/15/2024	10,850,039
3,500,000	2.50%, 05/15/2024	3,635,898
4,000,000	0.38%, 07/15/2024	3,950,625
70,676,000	0.38%, 08/15/2024	69,742,856
9,500,000	2.38%, 08/15/2024	9,864,043
13,000,000	1.50%, 09/30/2024	13,205,156
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,250,000	2.25%, 11/15/2024	$ 5,442,773
12,000,000	1.50%, 11/30/2024	12,188,437
16,000,000	1.38%, 01/31/2025	16,182,500
6,500,000	2.00%, 02/15/2025	6,695,000
7,250,000	2.13%, 05/15/2025	7,504,600
17,000,000	0.25%, 05/31/2025	16,536,484
13,000,000	0.25%, 06/30/2025	12,629,805
4,000,000	2.25%, 11/15/2025	4,166,250
13,000,000	0.38%, 11/30/2025	12,607,461
5,500,000	1.63%, 02/15/2026	5,594,531
11,000,000	0.50%, 02/28/2026	10,687,617
49,642,000	0.75%, 08/31/2026	48,530,873
7,000,000	2.00%, 11/15/2026	7,240,898
12,500,000	0.63%, 03/31/2027(c)	12,082,520
11,000,000	0.50%, 04/30/2027	10,551,406
2,500,000	2.38%, 05/15/2027	2,638,477
12,500,000	0.50%, 06/30/2027	11,960,938
1,000,000	2.25%, 08/15/2027	1,048,984
5,000,000	0.38%, 09/30/2027	4,732,617
7,000,000	0.63%, 12/31/2027	6,697,852
6,000,000	2.75%, 02/15/2028	6,484,688
11,000,000	1.13%, 02/29/2028	10,840,156
2,000,000	1.25%, 04/30/2028	1,981,797
9,500,000	2.88%, 05/15/2028	10,350,176
8,000,000	1.25%, 05/31/2028	7,920,938
13,500,000	1.00%, 07/31/2028	13,142,988
32,474,000	1.13%, 08/31/2028	31,844,816
1,500,000	3.13%, 11/15/2028	1,667,285
3,500,000	2.63%, 02/15/2029	3,783,691
500,000	2.38%, 05/15/2029	532,910
2,500,000	1.63%, 08/15/2029	2,536,231
5,000,000	0.63%, 05/15/2030	4,675,000
5,000,000	0.63%, 08/15/2030	4,662,891
9,000,000	0.88%, 11/15/2030	8,556,680
11,000,000	1.13%, 02/15/2031	10,675,586
11,307,000	1.25%, 08/15/2031	11,054,359
9,500,000	1.13%, 05/15/2040	8,326,602
11,000,000	1.13%, 08/15/2040	9,604,375
7,500,000	1.38%, 11/15/2040	6,834,961
21,500,000	1.88%, 02/15/2041	21,280,801
37,401,000	1.75%, 08/15/2041	36,261,438
5,000,000	3.00%, 11/15/2044	5,962,500
13,000,000	2.50%, 02/15/2045	14,296,445
11,500,000	2.50%, 02/15/2046	12,703,457
4,500,000	3.00%, 02/15/2047	5,445,703
4,500,000	2.75%, 11/15/2047	5,238,984
14,500,000	1.25%, 05/15/2050	12,313,106
9,000,000	1.38%, 08/15/2050	7,883,789
10,000,000	1.63%, 11/15/2050	9,316,797
11,500,000	1.88%, 02/15/2051	11,377,813
31,976,000	2.00%, 08/15/2051	32,595,535
TOTAL U.S. TREASURY BONDS AND NOTES — 38.84% (Cost $894,767,369)		$ 894,723,267

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,590,000	BlackRock FedFund Institutional Class(f), 0.03%(g)	$ 4,590,000
4,560,000	Federated Hermes Government Obligations Fund Premier Shares(f), 0.03%(g)	4,560,000
1,857,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(f), 0.01%(g)	1,857,000
4,590,000	Goldman Sachs Financial Square Government Fund Institutional Class(f), 0.02%(g)	4,590,000
4,590,000	Invesco Government & Agency Portfolio Institutional Class(f), 0.03%(g)	4,590,000
4,590,000	JPMorgan U.S. Government Money Market Fund Capital Shares(f), 0.03%(g)	4,590,000
1,857,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(f), 0.03%(g)	1,857,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.16% (Cost $26,634,000)		$ 26,634,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.09%
$3,500,000	Repurchase agreement (principal amount/value $3,500,000 with a maturity value of $3,500,009 with Daiwa Capital Markets America Inc, 0.03%, dated 12/31/21 to be repurchased at $3,500,009 on 1/3/22 collateralized by a U.S. Treasury security and a U.S. Government Agency security, 0.13% - 2.38%, 9/8/23 - 8/15/24, with a value of $3,570,083.	3,500,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,453,340	Undivided interest of 13.74% in a repurchase agreement (principal amount/value $83,389,448 with a maturity value of $83,389,795) with RBC Capital Markets Corp, 0.05%, dated 12/31/21 to be repurchased at $11,453,340 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/15/22 - 12/1/51, with a value of $85,057,237.(f)	$ 11,453,340
10,138,092	Undivided interest of 22.95% in a repurchase agreement (principal amount/value $44,179,558 with a maturity value of $44,179,779) with Citigroup Global Markets Inc, 0.06%, dated 12/31/21 to be repurchased at $10,138,092 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 2/15/22 - 12/20/51, with a value of $45,063,151.(f)	10,138,092
TOTAL SHORT TERM INVESTMENTS — 1.09% (Cost $25,091,432)		$ 25,091,432
TOTAL INVESTMENTS — 101.55% (Cost $2,330,992,031)		$2,339,644,750
OTHER ASSETS & LIABILITIES, NET — (1.55)%		$ (35,709,365)
TOTAL NET ASSETS — 100.00%		$2,303,935,385

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2021
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2021.
(c)	All or a portion of the security is on loan at December 31, 2021.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2021.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At December 31, 2021, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co(a)	0.77%	08/09/2025	09/13/2021-10/04/2021	$7,714,802	$7,606,521	0.33%

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $47,033,183 of securities on loan)(a)	$2,314,553,318
Repurchase agreements, fair value(b)	25,091,432
Cash	2,119,609
Interest receivable	9,468,856
Subscriptions receivable	3,324,969
Total Assets	2,354,558,184
LIABILITIES:
Payable for director fees	3,085
Payable for other accrued fees	112,060
Payable for shareholder services fees	400,679
Payable to investment adviser	242,798
Payable upon return of securities loaned	48,225,432
Redemptions payable	1,638,745
Total Liabilities	50,622,799
NET ASSETS	$2,303,935,385
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$19,047,496
Paid-in capital in excess of par	2,276,311,037
Undistributed/accumulated earnings	8,576,852
NET ASSETS	$2,303,935,385
NET ASSETS BY CLASS
Investor Class	$1,349,430,732
Institutional Class	$954,504,653
CAPITAL STOCK:
Authorized
Investor Class	270,000,000
Institutional Class	330,000,000
Issued and Outstanding
Investor Class	92,789,739
Institutional Class	97,685,221
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.54
Institutional Class	$9.77
(a) Cost of investments	$2,305,900,599
(b) Cost of repurchase agreements	$25,091,432
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$26,461,571
Income from securities lending	62,958
Total Income	26,524,529
EXPENSES:
Management fees	2,207,528
Shareholder services fees – Investor Class	2,620,259
Audit and tax fees	40,637
Custodian fees	39,298
Director's fees	17,642
Legal fees	10,361
Pricing fees	42,353
Registration fees	102,659
Shareholder report fees	32,146
Transfer agent fees	11,287
Other fees	5,602
Total Expenses	5,129,772
Less amount waived by investment adviser	49,911
Net Expenses	5,079,861
NET INVESTMENT INCOME	21,444,668
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	8,721,660
Net Realized Gain	8,721,660
Net change in unrealized depreciation on investments	(67,747,572)
Net Change in Unrealized Depreciation	(67,747,572)
Net Realized and Unrealized Loss	(59,025,912)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,581,244)
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Bond Index Fund	2021	2020
OPERATIONS:
Net investment income	$21,444,668	$25,819,545
Net realized gain	8,721,660	40,876,604
Net change in unrealized appreciation (depreciation)	(67,747,572)	29,521,606
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,581,244)	96,217,755
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(13,687,219)	(12,554,161)
Class L(a)	-	(5,297,707)
Institutional Class	(23,773,466)	(42,377,343)
From Net Investment Income and Net Realized Gains	(37,460,685)	(60,229,211)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,075,485,513	579,235,474
Class L(a)	462	185,932,650
Institutional Class	214,538,968	270,315,550
Shares issued in reinvestment of distributions
Investor Class	13,687,219	12,554,161
Class L(a)	-	5,297,707
Institutional Class	23,773,466	42,377,343
Shares redeemed
Investor Class	(231,533,757)	(319,398,646)
Class L(a)	(1,617)	(460,006,721)
Institutional Class	(163,602,093)	(389,272,418)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	932,348,161	(72,964,900)
Total Increase (Decrease) in Net Assets	857,306,232	(36,976,356)
NET ASSETS:
Beginning of year	1,446,629,153	1,483,605,509
End of year	$2,303,935,385	$1,446,629,153
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	72,878,182	37,833,957
Class L(a)	50	19,522,212
Institutional Class	21,501,757	25,853,914
Shares issued in reinvestment of distributions
Investor Class	936,507	832,049
Class L(a)	-	563,347
Institutional Class	2,410,915	4,138,454
Shares redeemed
Investor Class	(15,701,575)	(20,947,091)
Class L(a)	(176)	(48,444,807)
Institutional Class	(16,428,765)	(38,049,216)
Net Increase (Decrease)	65,596,895	(18,697,181)
(a)	Class L ceased operations on June 29, 2021.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2021	$15.12	0.16	(0.52)	(0.36)	—	(0.12)	(0.10)	(0.22)	$14.54	(2.39%)
12/31/2020	$14.51	0.22	0.82	1.04	—	(0.22)	(0.21)	(0.43)	$15.12	7.17%
12/31/2019	$13.57	0.32	0.77	1.09	(0.00) (d)	(0.15)	—	(0.15)	$14.51	8.09%
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (d)	(0.18)	—	(0.18)	$13.57	(0.41%)
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (d)	(0.14)	—	(0.14)	$13.81	3.06%
Institutional Class
12/31/2021	$10.22	0.14	(0.34)	(0.20)	—	(0.15)	(0.10)	(0.25)	$ 9.77	(1.98%)
12/31/2020	$ 9.97	0.20	0.55	0.75	—	(0.29)	(0.21)	(0.50)	$10.22	7.52%
12/31/2019	$ 9.46	0.26	0.53	0.79	(0.00) (d)	(0.28)	—	(0.28)	$ 9.97	8.44%
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (d)	(0.28)	—	(0.28)	$ 9.46	0.03%
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (d)	(0.25)	—	(0.25)	$ 9.74	3.30%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Investor Class
12/31/2021	$1,349,431	0.51%	0.50%	1.05%	39%
12/31/2020	$ 524,344	0.51%	0.50%	1.47%	70%
12/31/2019	$ 246,097	0.50%	0.50%	2.29%	40%
12/31/2018	$ 305,517	0.51%	0.50%	2.31%	31%
12/31/2017	$ 330,201	0.50%	0.50%	1.99%	33%
Institutional Class
12/31/2021	$ 954,505	0.14%	0.14%	1.43%	39%
12/31/2020	$ 922,284	0.14%	0.14%	1.96%	70%
12/31/2019	$ 979,903	0.14%	0.14%	2.65%	40%
12/31/2018	$ 869,484	0.14%	0.14%	2.66%	31%
12/31/2017	$ 981,158	0.15%	0.15%	2.35%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 39%, 70%, 40%, 31%, and 33% for the years ended December 31 2021, 2020, 2019, 2018, and 2017, respectively.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on June 29, 2021. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2021

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Annual Report - December 31, 2021

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. At December 31, 2021, there were no TBA's held.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At December 31, 2021, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2021

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
	2021	2020
Ordinary income	$20,866,212	$34,200,701
Long-term capital gain	16,594,473	26,028,510
	$37,460,685	$60,229,211
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	2,394,865
Capital loss carryforwards	—
Post-October losses	(2,366,000)
Net unrealized appreciation	8,547,987
Tax composition of capital	$8,576,852
At December 31, 2021, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2021, the Fund utilized $574,945 of capital loss carryforwards to offset capital gains realized in that fiscal year. At December 31, 2021, there were no remaining capital loss carryforwards.
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(2,366,000)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
Federal tax cost of investments	$2,331,096,763
Gross unrealized appreciation on investments	39,501,959
Gross unrealized depreciation on investments	(30,953,972)
Net unrealized appreciation on investments	$8,547,987

Annual Report - December 31, 2021

Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund has determined there is not a material impact of ASU No. 2020-04 on the financial statements.
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2021.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$3,500,000	$—	$(3,500,000)	$—	$—

(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$59,620	$70,605	$49,911	$0
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.Class L shares of the Fund ceased operations on June 29, 2021.

Annual Report - December 31, 2021

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. Prior to June 29, 2021 the Fund had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provided for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Fund ceased operations on June 29, 2021.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the fiscal year ended December 31, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $421,892,826 and $164,061,760, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,158,181,929 and $507,087,562, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2021, the Fund had securities on loan valued at $47,033,183 and received collateral as reported on the Statement of Assets and Liabilities of $48,225,432 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2021. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$14,248,052
Foreign Government Bonds and Notes	7,397,845
U.S. Government Agency Bonds and Notes	3,758,597
U.S. Treasury Bonds and Notes	22,820,938
Total secured borrowings	$48,225,432
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2021

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Bond Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

Annual Report - December 31, 2021

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2021

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022